Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leases
15. Leases
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost

At 1 January 2019	792	5	797

Additions and other re-measurements	39	1	40

Acquisition of businesses (note 11)	25	–	25

Transfers to assets classified as held for sale (note 12)	(23)	–	(23)

Terminations	(15)	(1)	(16)

Exchange and other adjustments	4	–	4

At 31 December 2019	822	5	827

Additions and other re-measurements	12	1	13

Derecognition	(93)	–	(93)

Terminations	(125)	(2)	(127)

Exchange and other adjustments	1	–	1

At 31 December 2020	617	4	621

Depreciation and impairment

At 1 January 2019	(282)	(2)	(284)

Provided	(37)	(1)	(38)

System Fund expense	(5)	–	(5)

Impairment charge	(32)	–	(32)

Transfers to assets classified as held for sale (note 12)	8	–	8

Terminations	14	1	15

Exchange and other adjustments	(1)	–	(1)

At 31 December 2019	(335)	(2)	(337)

Provided	(34)	(1)	(35)

System Fund expense	(4)	–	(4)

Impairment charge	(16)	–	(16)

System Fund impairment charge	(32)	–	(32)

Derecognition	44	–	44

Terminations	64	1	65

Exchange and other adjustments	(3)	–	(3)

At 31 December 2020	(316)	(2)	(318)
Net book value

At 31 December 2020	301	2	303

At 31 December 2019	487	3	490

At 1 January 2019	510	3	513

The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from
1-99
years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 92% of the right-of-use
asset net book value) is 53 years.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. One of the Group’s top eight leases contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $288m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional
20-year
terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.

Impairment testing of
right-of-use
assets
For impairment testing of hotel properties, each hotel is deemed to be a CGU. The impact of
Covid-19
and the recovery period on trading was considered as a trigger for impairment testing for all hotel assets and an impairment charge of $5m was recognised relating to one hotel in the EMEAA region, based on value in use calculations. Trading projections reflect the five-year RevPAR recovery period outlined on page 135 and estimated future cash flows were discounted at a pre-tax
rate of 8.8%.
Additionally, impairment charges of $43m were recognised in relation to the US corporate headquarters, using the assumptions described on page 136. $32m of this impairment charge was borne by the System Fund in line with existing principles for cost allocation relating to this facility.
Other
right-of-use
assets were also tested for impairment with no resulting charge, the most significant of which was the InterContinental Boston, which has non-current
assets with a total carrying value of $195m. Details of the testing performed and sensitivities are contained on page 137.
Terminations
The lease of the InterContinental San Juan was terminated in 2020, resulting in a total gain of $30m (see note 6). Other terminations relate mainly to office properties where the lease was terminated in the period.
Lease liabilities
Total lease liabilities are analysed as follows:

	2020 $m	2019 $m
Currency

US dollars	385	514

Sterling	10	52

Euros	7	43

Other	48	51

	450	660

Analysed as:

Current	34	65

Non-current	416	595

	450	660

Amounts recognised in profit or loss
The following amounts were recognised as expense/(income) in the year:

	2020 $m	2019 $m	2018 $m
Depreciation of right-of-use assets	35	38	35

System Fund depreciation of right-of-use assets	4	5	4

Impairment charge	16	32	—

System Fund impairment charge	32	—	—

Derecognition of right-of-use assets and lease liabilities	(22)	—	—

Gain on lease termination	(30)	—	—

Expense relating to variable lease payments	7	58	48

Expense relating to short-term leases and low-value assets	2	3	3

Income from sub-leasing right-of-use assets	(1)	(2)	(2)

Recognised in operating (loss)/profit	43	134	88

Interest on lease liabilities	37	41	39

Total recognised in the Group income statement	80	175	127

Amounts recognised in the Group statement of cash flows
Total cash paid during the year relating to leases of $104m (2019: $159m, 2018: $132m) comprises $39m (2019: $100m, 2018: $97m) paid in respect of operating activities and $65m (2019: $59m, 2018: $35m) paid in respect of financing activities.
Variable lease payments
Variable lease payments are payable under certain of the Group’s hotel leases and arise where the Group is committed to making additional lease payments that are contingent on the performance of the hotels.
Variable lease payments relating to the UK portfolio and two German hotels are discussed in note 6.
Exposure to future cash outflows
At 31 December 2020, the Group was committed to future cash outflows of $nil (2019: $3m) relating to leases that have not yet commenced. A lease liability is recorded when the leased assets are available for use by the Group.
The maturity analysis of lease liabilities is disclosed in note 24.
The undiscounted future cash flows receivable from subleased properties amount to $2m (2019: $3m, 2018: $3m).